Advances for drillships under construction (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 18, 2011 Ocean Rig Mylos	Apr. 27, 2011 Ocean Rig Skyros	Jun. 23, 2011 Ocean Rig Athena	Sep. 20, 2012 Ocean Rig Apollo	Dec. 31, 2013 Ocean Rig Apollo and Athena	Aug. 30, 2013 7th Generation Drillship
Number of options exercised				1	1	1	1
Price per drillship				$ 608,000	$ 608,000	$ 608,000	$ 622,756		$ 600,000
Advances for rigs and drillships under construction	$ 662,313	$ 992,825	$ 754,925					$ 477,785
Drillships delivery				August 19, 2013	December 20, 2013	March 2014	January 2015		December 2015